DEBT - Summary of Debt (Details) - USD ($)	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	May 31, 2019	Feb. 28, 2019	May 31, 2018	Jun. 30, 2014
Debt Instrument [Line Items]
Principal amount	$ 230,400,000
Long-term debt	1,131,506,000		$ 1,273,723,000
Deferred charges	(10,650,000)		(11,378,000)		$ (8,539,000)		$ (8,278,000)
Long-term Debt, Total	1,120,856,000		1,262,345,000		$ 1,045,483,000		$ 1,113,870,000
Current portion of long-term debt	(92,865,000)		(105,864,000)
Noncurrent portion	1,027,991,000		1,156,481,000
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	275,000,000	$ 275,000,000
Long-term debt	263,943,000		0
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	304,000,000					$ 304,000,000
Long-term debt	216,622,000		235,315,000
$93.75 million term loan
Debt Instrument [Line Items]
Principal amount	93,750,000								$ 93,750,000
Long-term debt	70,739,000		77,314,000
$131.79 million term loan
Debt Instrument [Line Items]
Principal amount	131,790,000								$ 131,790,000
Long-term debt	88,856,000		98,681,000
$155.3 million term loan
Debt Instrument [Line Items]
Principal amount	155,300,000							$ 155,300,000
Long-term debt	70,890,000		121,573,000
$120.0 million term loan
Debt Instrument [Line Items]
Principal amount	120,000,000										$ 120,000,000
Long-term debt	63,545,000		81,071,000
$420.0 million term loan
Debt Instrument [Line Items]
Principal amount	420,000,000	$ 420,000,000								$ 420,000,000		$ 420,000,000
Long-term debt	0		280,387,000
$260.0 million lease financing
Debt Instrument [Line Items]
Principal amount	260,000,000			$ 260,000,000
Long-term debt	244,524,000		256,905,000
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	175,000,000			$ 175,000,000
Long-term debt	$ 112,387,000		$ 122,477,000